MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues

The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018, respectively:

	Year ended December 31,
	2020	2019	2018

USA	$207,496	$250,471	$239,241
Canada	72,492	85,979	99,679
Latin America	2,149	4,115	5,397
Australia	103,587	108,149	131,085
Asia	14,566	15,514	17,715
EMEA	45,201	43,054	42,861
Israel	40,921	38,692	39,893

	$486,412	$545,974	$575,871

Schedule of Long-Lived Assets

b.The following table presents total long-lived assets as of December 31, 2020 and 2019:

	December 31,
	2020	2019

USA	$167,370	$118,458
Canada	5,384	5,676
Australia	14,947	7,669
Asia	29,955	400
EMEA	8,398	8,583
Israel	132,855	136,037

	$358,909	$276,823